EARNINGS PER SHARE (Schedule of Basic and Diluted Earnings Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE
Net income (loss) attributed to holder of ordinary shares	$ (33,630,021)	$ (258,915,539)	$ (242,515,539)
Net income (loss) adjusted for dilutive securities	$ (33,630,021)	$ (258,915,539)	$ (242,515,539)
Weighted-average number of common shares outstanding-basic	203,550,049	182,167,908	172,671,369
Dilutive effect of non-vested shares
Weighted-average number of common shares outstanding-diluted	203,550,049	182,167,908	172,671,369
Basic loss per share	$ (0.17)	$ (1.42)	$ (1.40)
Diluted loss per share	$ (0.17)	$ (1.42)	$ (1.40)